Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.52%
Aerospace & Defense–1.74%
AAR Corp.(b)	271,447	$17,741,776
BWX Technologies, Inc.	167,569	18,214,750
		35,956,526
Air Freight & Logistics–1.43%
Hub Group, Inc., Class A	651,409	29,606,539
Aluminum–1.02%
Century Aluminum Co.(b)(c)	593,491	9,632,359
Kaiser Aluminum Corp.	156,707	11,364,392
		20,996,751
Application Software–2.45%
Informatica, Inc., Class A(b)	636,779	16,097,773
MARA Holdings, Inc.(b)(c)	857,804	13,913,581
Unity Software, Inc.(b)(c)	914,261	20,680,584
		50,691,938
Asset Management & Custody Banks–1.97%
DigitalBridge Group, Inc.	1,389,498	19,633,607
Federated Hermes, Inc., Class B	575,224	21,150,986
		40,784,593
Automotive Parts & Equipment–2.54%
Dorman Products, Inc.(b)	260,788	29,500,338
Visteon Corp.(b)	242,270	23,073,795
		52,574,133
Automotive Retail–1.82%
AutoNation, Inc.(b)(c)	210,241	37,616,320
Biotechnology–6.81%
ADMA Biologics, Inc.(b)	2,726,824	54,509,212
Ascendis Pharma A/S, ADR (Denmark)(b)	152,457	22,763,355
BridgeBio Pharma, Inc.(b)(c)	369,661	9,411,569
Immunovant, Inc.(b)(c)	211,181	6,020,770
Instil Bio, Inc.(b)	68,881	4,637,069
Merus N.V. (Netherlands)(b)	121,522	6,071,239
Twist Bioscience Corp.(b)	538,858	24,345,604
Ultragenyx Pharmaceutical, Inc.(b)	234,416	13,021,809
		140,780,627
Building Products–1.93%
Zurn Elkay Water Solutions Corp.(c)	1,111,185	39,935,989
Commercial & Residential Mortgage Finance–1.74%
PennyMac Financial Services, Inc.	314,530	35,846,984
Construction Machinery & Heavy Transportation Equipment– 1.81%
Allison Transmission Holdings, Inc.	388,160	37,290,531
Construction Materials–1.95%
Summit Materials, Inc., Class A(b)	1,031,927	40,276,111
Diversified Banks–0.59%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	331,762	12,235,383
Shares		Value
Education Services–0.90%
Stride, Inc.(b)	218,044	$18,601,334
Electric Utilities–1.09%
Portland General Electric Co.	470,080	22,516,832
Electrical Components & Equipment–1.77%
Atkore, Inc.	277,934	23,552,127
Regal Rexnord Corp.	79,045	13,111,985
		36,664,112
Electronic Components–2.42%
Belden, Inc.	268,539	31,453,973
Vishay Intertechnology, Inc.(c)	977,450	18,483,580
		49,937,553
Electronic Equipment & Instruments–1.53%
Itron, Inc.(b)	295,240	31,534,584
Environmental & Facilities Services–2.35%
ABM Industries, Inc.	370,397	19,542,146
Casella Waste Systems, Inc., Class A(b)	291,097	28,961,240
		48,503,386
Footwear–1.22%
Steven Madden Ltd.(c)	515,140	25,236,709
Gas Utilities–1.04%
Chesapeake Utilities Corp.	173,022	21,484,142
Health Care Equipment–3.10%
Inspire Medical Systems, Inc.(b)	100,837	21,281,649
Integer Holdings Corp.(b)(c)	166,318	21,621,340
TransMedics Group, Inc.(b)(c)	134,662	21,141,934
		64,044,923
Health Care Facilities–2.91%
Acadia Healthcare Co., Inc.(b)	370,231	23,476,348
Encompass Health Corp.	174,563	16,869,768
Surgery Partners, Inc.(b)(c)	615,791	19,853,102
		60,199,218
Health Care Services–1.85%
Addus HomeCare Corp.(b)	112,779	15,002,990
BrightSpring Health Services, Inc.(b)(c)	679,326	9,972,506
Guardant Health, Inc.(b)	575,766	13,208,072
		38,183,568
Health Care Technology–0.75%
Evolent Health, Inc., Class A(b)(c)	550,067	15,555,895
Homebuilding–1.94%
KB Home	467,334	40,045,850
Hotel & Resort REITs–1.46%
DiamondRock Hospitality Co.	3,461,282	30,216,992
Human Resource & Employment Services–2.47%
Korn Ferry	444,291	33,428,455

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Human Resource & Employment Services–(continued)
Paycor HCM, Inc.(b)	1,238,966	$17,580,927
		51,009,382
Industrial Machinery & Supplies & Components–3.59%
Enpro, Inc.	169,063	27,418,637
ESAB Corp.	278,949	29,655,068
Gates Industrial Corp. PLC(b)	969,507	17,014,848
		74,088,553
Industrial REITs–1.42%
Terreno Realty Corp.	437,536	29,240,531
Investment Banking & Brokerage–0.82%
Stifel Financial Corp.	180,331	16,933,081
IT Consulting & Other Services–1.15%
ASGN, Inc.(b)	253,724	23,654,689
Life Sciences Tools & Services–1.59%
BioLife Solutions, Inc.(b)(c)	613,043	15,350,597
Repligen Corp.(b)(c)	117,620	17,504,208
		32,854,805
Metal, Glass & Plastic Containers–1.23%
Silgan Holdings, Inc.	484,921	25,458,352
Oil & Gas Drilling–1.15%
Helmerich & Payne, Inc.(c)	781,402	23,770,249
Oil & Gas Equipment & Services–0.52%
NOV, Inc.	674,869	10,777,658
Oil & Gas Exploration & Production–3.37%
Civitas Resources, Inc.	390,564	19,789,878
CNX Resources Corp.(b)(c)	824,166	26,843,087
Northern Oil and Gas, Inc.(c)	646,496	22,892,423
		69,525,388
Other Specialized REITs–2.91%
Four Corners Property Trust, Inc.	1,134,739	33,259,200
Outfront Media, Inc.	1,466,993	26,963,331
		60,222,531
Personal Care Products–1.05%
BellRing Brands, Inc.(b)	356,273	21,632,897
Pharmaceuticals–2.33%
Collegium Pharmaceutical, Inc.(b)(c)	431,867	16,687,341
Intra-Cellular Therapies, Inc.(b)	328,237	24,017,101
Structure Therapeutics, Inc., ADR(b)(c)	169,827	7,453,707
		48,158,149
Property & Casualty Insurance–1.64%
Definity Financial Corp. (Canada)	605,731	24,413,765
Skyward Specialty Insurance Group, Inc.(b)	231,186	9,416,206
		33,829,971
Regional Banks–8.38%
Berkshire Hills Bancorp, Inc.	436,359	11,751,148
Cathay General Bancorp	568,329	24,409,730
Columbia Banking System, Inc.(c)	880,781	22,997,192
OceanFirst Financial Corp.	663,685	12,337,904
Pacific Premier Bancorp, Inc.	845,060	21,261,710
Shares		Value
Regional Banks–(continued)
United Community Banks, Inc.	473,556	$13,771,008
Webster Financial Corp.	414,888	19,337,930
Wintrust Financial Corp.	295,606	32,082,119
WSFS Financial Corp.	297,593	15,174,267
		173,123,008
Research & Consulting Services–1.13%
CACI International, Inc., Class A(b)	46,305	23,363,651
Restaurants–1.20%
Dutch Bros, Inc., Class A(b)	280,234	8,975,895
Texas Roadhouse, Inc.	89,065	15,728,879
		24,704,774
Semiconductor Materials & Equipment–1.02%
MKS Instruments, Inc.	193,109	20,992,879
Semiconductors–3.70%
Allegro MicroSystems, Inc. (Japan)(b)(c)	868,859	20,244,415
Astera Labs, Inc.(b)(c)	182,294	9,550,382
MACOM Technology Solutions Holdings, Inc.(b)	248,677	27,667,803
Silicon Laboratories, Inc.(b)	164,847	19,051,368
		76,513,968
Steel–2.53%
ATI, Inc.(b)	481,825	32,238,911
Commercial Metals Co.(c)	363,272	19,965,429
		52,204,340
Systems Software–1.81%
GitLab, Inc., Class A(b)	368,686	19,002,077
Progress Software Corp.	274,155	18,469,822
		37,471,899
Trading Companies & Distributors–0.86%
Air Lease Corp., Class A	394,507	17,867,222
Transaction & Payment Processing Services–0.52%
Marqeta, Inc., Class A(b)	2,201,364	10,830,711
Total Common Stocks & Other Equity Interests (Cost $1,477,778,767)		2,035,546,211
Money Market Funds–1.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	8,164,102	8,164,102
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	17,240,590	17,240,590
Total Money Market Funds (Cost $25,404,692)		25,404,692
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $1,503,183,459)		2,060,950,903
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.23%
Invesco Private Government Fund, 4.96%(d)(e)(f)	69,502,322	69,502,322
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.02%(d)(e)(f)	183,022,126	$183,095,335
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $252,597,271)		252,597,657
TOTAL INVESTMENTS IN SECURITIES–111.98% (Cost $1,755,780,730)		2,313,548,560
OTHER ASSETS LESS LIABILITIES—(11.98)%		(247,523,686)
NET ASSETS–100.00%		$2,066,024,874
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,648,964	$144,901,513	$(142,386,375)	$-	$-	$8,164,102	$463,570
Invesco Liquid Assets Portfolio, Institutional Class	2,798,974	84,220,834	(87,016,164)	(1,111)	(2,533)	-	273,186
Invesco Treasury Portfolio, Institutional Class	6,455,958	197,174,389	(186,389,757)	-	-	17,240,590	627,666
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	69,991,280	434,586,246	(435,075,204)	-	-	69,502,322	2,783,786*
Invesco Private Prime Fund	182,694,328	962,669,274	(962,235,869)	(60,758)	28,360	183,095,335	7,539,464*
Total	$267,589,504	$1,823,552,256	$(1,813,103,369)	$(61,869)	$25,827	$278,002,349	$11,687,672

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,035,546,211	$—	$—	$2,035,546,211
Money Market Funds	25,404,692	252,597,657	—	278,002,349
Total Investments	$2,060,950,903	$252,597,657	$—	$2,313,548,560
Invesco Main Street Small Cap Fund®